SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____
Post-Effective Amendment No.      111      (File No. 2-13188)                                                                                   ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)
Amendment No.                          67           (File No. 811-772)                                                                                     ☑
RIVERSOURCE EQUITY SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, MN 55474
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE EQUITY SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota and the City of Boston, and in the State of Massachusetts on the 17th day of February, 2011.

RIVERSOURCE EQUITY SERIES, INC.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President
Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of February, 2011.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ Anne P. Jones* Anne P. Jones	Director

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ John F. Maher* John F. Maher	Director

/s/ Paul D. Pearson Paul D. Pearson	Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Director

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board	/s/ Leroy C. Richie* Leroy C. Richie	Director

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Director	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Director

/s/ Pamela G. Carlton* Pamela G. Carlton	Director	/s/ William F. Truscott* William F. Truscott	Director

/s/ Patricia M. Flynn* Patricia M. Flynn	Director

*	Signed pursuant to Directors/Trustees Power of Attorney, dated April 6, 2010, filed electronically on or about Sept. 24, 2010 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 109 to Registration Statement No. 2-13188, by:

/s/ Scott R. Plummer Scott R. Plummer

Exhibit Index
Exhibit 101 Risk/Return summary in interactive data format.